Other Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Weighted average annualized interest rate of term deposit	2.07%	2.54%
Term deposits	¥ 287	¥ 43
Flying College [Member]
Disclosure of financial assets [line items]
Prepayments of training expense	¥ 148